Derivative Instruments (Notional and Fair Value of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Fair Value	$ 431,727	$ 1,277,480
Derivatives designated as hedging instruments | Fair Value Hedging | Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional Amount	408,369	0
Fair Value	32,769	0
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Notional Amount	38,929,554	40,093,373
Fair Value	398,958	1,277,480
Derivative liabilities	4,378,981	7,962,599
Derivatives not designated as hedging instruments | Call options
Derivatives, Fair Value [Line Items]
Notional Amount	38,927,534	40,091,353
Fair Value	397,789	1,276,574
Derivatives not designated as hedging instruments | Warrants
Derivatives, Fair Value [Line Items]
Notional Amount	2,020	2,020
Fair Value	1,169	906
Derivatives not designated as hedging instruments | Fixed index annuities - embedded derivatives
Derivatives, Fair Value [Line Items]
Derivative liabilities	4,820,845	7,964,961
Derivatives not designated as hedging instruments | Reinsurance related embedded derivative
Derivatives, Fair Value [Line Items]
Derivative liabilities	$ (441,864)	$ (2,362)